T.O. RICHARDSON TRUST

SECTOR ROTATION FUND
FOCUSED TREND FUND

Semi-Annual Report
April 30, 2002

(T.O. RICHARDSON COMPANY LOGO)

May 31, 2002

Dear Fellow Shareholders,

  The T.O. Richardson Sector Rotation Fund and Focused Trend Fund performance as of April 30, 2002 are set forth on the following charts. On a more recent note, Lipper ranked the Sector Rotation Fund #70 and the Focused Trend Fund #129 out of 427 funds in the multi-cap growth fund category for their year-to-date performance through May 31, 2002.

  Gross domestic product increased 5.8% in the first quarter and inflation is not expected to be a problem for the next 12-18 months. In our view, the Fed will not even consider raising interest rates until the economy and the stock market both record solid gains. That is a good omen for stocks in the long run.

  As we have always said, investing is a long term process and requires considerable patience. Never have these oft repeated words been more true than the present. While 2002 has not seen the downside difficulties experienced over the past two years, shifts in investor trends continue to occur with great frequency. While the small- and mid-cap value segments were most favored during the first quarter of the year, they have slumped somewhat in May. Technology remains the most battered and volatile. Our current posture at T.O. Richardson is to maintain high levels of cash and wait for an eventual market breakout. We have done a good job of preserving capital over the last few months and continue to patiently await opportunities to safely reinvest this capital.

  We know the market improvement will occur as surely as the sun follows the rain, but it would be more encouraging to announce an end to market doldrums than continued patience. We are seeing positive movement in global markets, which is especially encouraging because they usually follow the U.S. markets.

  We continue to invest with care during this difficult period until the effect of the economic turnaround and Federal Reserve monetary policy take hold and, as always, we value your commitment to our company.

   Sincerely,

   /s/Samuel Bailey

   Samuel Bailey, Jr.
   President

        Date             Sector Rotation Fund          S&P 500 Stock Index
        ----             --------------------          -------------------
      12/31/98*<F1>             10,000                        10,000
       1/31/99                  11,210                        10,418
       4/30/99                  11,261                        10,905
       7/31/99                  11,650                        10,887
      10/31/99                  12,130                        11,203
       1/31/00                  16,237                        11,495
       4/30/00                  17,715                        12,008
       7/31/00                  16,537                        11,863
      10/31/00                  17,190                        11,884
       1/31/01                  13,735                        11,391
       4/30/01                  11,879                        10,450
       7/31/01                  11,219                        10,163
      10/31/01                  10,600                         8,924
       1/31/02                  10,361                         9,551
       4/30/02                  10,109                         9,130

*<F1> inception date

This chart assumes an initial investment of $10,000, made on 12/31/98 (inception). Performance reflects fee waivers and does not reflect a non-recurring early withdrawal fee of 1%. In the absence of fee waivers and the
addition of the non-recurring fee, the total return would be reduced.   Returns
shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Unlike the S&P 500, the fund is focused on a few stocks in a small number of sectors and investors are exposed to the risk that a specific sector will fall rapidly in value. The S&P Stock Index is an unmanaged stock index with no fees, therefore, there are differences in performance, risk and expenses between the fund and the index.

                               RATE OF RETURN(%)
                      FOR THE PERIOD ENDED APRIL 30, 2002

                                             SIX MONTHS          ANNUALIZED
                                               ENDED          SINCE INCEPTION
                                              4/30/02             12/31/98
                                             ----------       ---------------
T.O. Richardson Sector Rotation Fund          (4.63)%              0.33%
Standard & Poor's 500 Stock Index              2.31%              (2.69)%

        Date              Focused Trend Fund           S&P 500 Stock Index
        ----             --------------------          -------------------
       10/3/00*<F2>             10,000                        10,000
      10/31/00                  10,130                         9,960
       1/31/01                   8,507                         9,547
       4/30/01                   8,156                         8,758
       7/31/01                   7,574                         8,517
      10/31/01                   7,272                         7,479
       1/31/02                   6,622                         8,005
       4/30/02                   6,479                         7,652

*<F2> inception date

This chart assumes an initial investment of $10,000, made on 10/3/00 (inception). Performance reflects fee waivers and does not reflect a non-recurring early withdrawal fee of 1%. In the absence of fee waivers and the
addition of the non-recurring fee, the total return would be reduced.   Returns
shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Unlike the S&P 500, the fund is focused on a few stocks in one or two indexes and investors are exposed to the risk that a fund comprised of 20-30 stocks may have higher risks than an index of 500 stocks. The S&P Stock Index is an unmanaged stock index with no fees, therefore, there are differences in performance, risk and expenses between the fund and the index.

                               RATE OF RETURN(%)
                      FOR THE PERIOD ENDED APRIL 30, 2002

                                        SIX MONTHS          ANNUALIZED
                                          ENDED          SINCE INCEPTION
                                         4/30/02             10/03/00
                                        ----------       ---------------
T.O. Richardson Focused Trend Fund       (10.91)%            (24.12)%
Standard & Poor's 500 Stock Index          2.31%             (15.65)%

T.O. RICHARDSON SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCK - 55.2%

             AEROSPACE & DEFENSE - 4.2%
     1,600   Alliant Techsystems Inc. *<F4>                        $   172,320
     2,200   Curtiss-Wright Corporation                                167,728
     1,400   L-3 Communications Holdings, Inc. *<F4>                   178,892
     6,900   Rockwell Collins, Inc.                                    164,358
                                                                   -----------
                                                                       683,298
                                                                   -----------

             AIR & HEATING PRODUCTS - 1.0%
    10,700   Lennox International Inc.                                 160,500
                                                                   -----------

             AUTO PARTS & EQUIPMENT - 2.1%
     5,700   ArvinMeritor, Inc.                                        180,690
     2,200   Magna International Inc. - Class A (1)<F3>                162,558
                                                                   -----------
                                                                       343,248
                                                                   -----------

             BANKING - 6.3%
     3,800   Commerce Bancorp, Inc.                                    187,682
     5,300   Compass Bancshares, Inc.                                  189,581
     4,700   East West Bancorp, Inc.                                   168,260
     5,000   F.N.B. Corporation                                        151,250
     4,700   North Fork Bancorporation, Inc.                           181,514
     8,600   W Holding Company, Inc.                                   159,788
                                                                   -----------
                                                                     1,038,075
                                                                   -----------

             BUILDING & HOUSING - 1.9%
     3,400   KB HOME                                                   169,490
       400   NVR, Inc. *<F4>                                           147,900
                                                                   -----------
                                                                       317,390
                                                                   -----------

             DIVERSIFIED MANUFACTURING - 2.9%
     7,300   Brascan Corporation - Class A (1)<F3>                     162,498
     8,200   Griffon Corporation *<F4>                                 157,440
     1,100   SPX Corporation                                           148,115
                                                                   -----------
                                                                       468,053
                                                                   -----------

             GOLD & PRECIOUS METALS - 4.4%
     9,900   Freeport-McMoRan Copper & Gold, Inc. - Class A *<F4>      175,725
    16,300   Gold Fields Limited - ADR (1)<F3>                         197,230
     6,200   Newmont Mining Corporation                                176,762
    14,200   Noranda, Inc. (1)<F3>                                     177,500
                                                                   -----------
                                                                       727,217
                                                                   -----------

             HEALTH CARE - 8.9%
     2,600   Accredo Health, Incorporated *<F4>                        168,298
     4,100   Aetna Inc.                                                195,160
     3,900   Health Management Associates, Inc. - Class A *<F4>         83,226
     3,100   Health Net Inc. *<F4>                                      91,915
     2,000   Oxford Health Plans, Inc. *<F4>                            92,320
     1,900   Quest Diagnostics Incorporated *<F4>                      174,667
     2,400   Tenet Healthcare Corporation *<F4>                        176,088
     1,100   Trigon Healthcare, Inc. *<F4>                             110,726
     2,100   UnitedHealth Group Incorporated                           184,401
     2,500   WellPoint Health Networks Inc. *<F4>                      187,700
                                                                   -----------
                                                                     1,464,501
                                                                   -----------

             INSURANCE - 4.8%
     4,600   IPC Holdings, Ltd. (1)<F3>                                156,860
     1,900   The PMI Group, Inc.                                       154,128
     3,000   Radian Group Inc.                                         155,700
     7,700   Scottish Annuity & Life Holdings, Ltd. (1)<F3>            164,780
     5,400   Selective Insurance Group, Inc.                           162,000
                                                                   -----------
                                                                       793,468
                                                                   -----------

             METAL PROCESSING & FABRICATION - 1.0%
     4,700   Precision Castparts Corp.                                 166,239
                                                                   -----------

             OIL & GAS SERVICES - 5.5%
     4,700   BJ Services Company *<F4>                                 172,678
     3,300   Cooper Cameron Corporation *<F4>                          180,972
     4,200   Noble Corporation *<F4>                                   182,070
     5,200   Patterson-UTI Energy, Inc. *<F4>                          166,400
     7,500   Rowan Companies, Inc. *<F4>                               190,350
                                                                   -----------
                                                                       892,470
                                                                   -----------

             RECREATIONAL VEHICLES - 1.0%
     2,700   Thor Industries, Inc.                                     159,975
                                                                   -----------

             RENTAL EQUIPMENT - 1.0%
     6,100   Aaron Rents, Inc.                                         170,495
                                                                   -----------

             RETAIL - 6.1%
     3,400   A.C. Moore Arts & Crafts, Inc. *<F4>                      156,604
    10,900   AutoNation, Inc. *<F4>                                    174,400
     2,100   AutoZone, Inc. *<F4>                                      159,600
     4,500   Linens 'n Things, Inc. *<F4>                              156,150
    10,700   PETsMART, Inc. *<F4>                                      160,714
     4,900   Sonic Automotive, Inc. *<F4>                              188,405
                                                                   -----------
                                                                       995,873
                                                                   -----------

             SAVINGS & LOANS - 4.1%
     6,100   Flagstar Bancorp, Inc.                                    180,560
     4,500   Hudson City Bancorp, Inc.                                 169,065
     5,000   Independence Community Bank Corp.                         162,950
     8,800   Waypoint Financial Corp.                                  157,960
                                                                   -----------
                                                                       670,535
                                                                   -----------
             TOTAL COMMON STOCKS
               (Cost $8,529,745)                                     9,051,337
                                                                   -----------

             EXCHANGE TRADED FUNDS - 5.0%
     6,800   Regional Bank HOLDRs Trust                                825,384
                                                                   -----------
             TOTAL EXCHANGE TRADED FUNDS
               (Cost $820,283)                                         825,384
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM INVESTMENTS - 36.8%

             U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.2%
             Federal Home Loan Mortgage Corporation Discount Note
$2,200,000     1.78%, 05/07/2002                                   $ 2,199,439
             Federal Home Loan Bank Discount Note
 2,100,000     1.71%, 05/14/2002                                     2,098,817
                                                                   -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                4,298,256
                                                                   -----------

             VARIABLE RATE DEMAND NOTES#<F5> - 10.6%
   621,345   Firstar Bank, 1.60%                                       621,345
   611,437   Wisconsin Corporate Central Credit Union, 1.52%           611,437
   510,576   Wisconsin Electric Power Company, 1.43%                   510,576
                                                                   -----------
             TOTAL VARIABLE RATE DEMAND NOTES                        1,743,358
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (Cost $6,041,614)                                     6,041,614
                                                                   -----------
             TOTAL INVESTMENTS - 97.0%
               (Cost $15,391,642)                                   15,918,335

             OTHER ASSETS, LESS LIABILITIES - 3.0%                     491,201
                                                                   -----------
             TOTAL NET ASSETS - 100.0%                             $16,409,536
                                                                   -----------
                                                                   -----------

(1)<F3>  Foreign Security.
  *<F4>  Non-income producing security.
  #<F5> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2002.

                     See notes to the financial statements.

T.O. RICHARDSON FOCUSED TREND FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
            COMMON STOCK - 46.8%

            APPLIANCES - 1.9%
   2,100    Maytag Corporation                                     $    96,915
   1,300    Whirlpool Corporation                                       97,435
                                                                   -----------
                                                                       194,350
                                                                   -----------

            BEVERAGES - 3.8%
   1,400    Adolph Coors Company - Class B                              93,590
   1,800    Anheuser-Busch Companies, Inc.                              95,400
   1,700    Constellation Brands, Inc. - Class A *<F7>                 102,680
   1,700    Diageo plc - ADR (1)<F6>                                    89,845
                                                                   -----------
                                                                       381,515
                                                                   -----------

            CONSUMER PRODUCTS - 4.0%
   5,600    American Greetings Corporation - Class A *<F7>              99,400
   3,100    Blyth, Inc.                                                 92,225
   2,100    Fortune Brands, Inc.                                       109,746
   4,300    The Yankee Candle Company, Inc. *<F7>                       94,342
                                                                   -----------
                                                                       395,713
                                                                   -----------

            COSMETICS & SOAP - 6.5%
   1,700    Alberto-Culver Company - Class B                            92,769
   1,700    Avon Products, Inc.                                         94,945
   3,000    Church & Dwight Co., Inc.                                   85,800
   2,100    The Clorox Company                                          92,925
   4,500    The Dial Corporation                                        94,410
   2,700    The Gillette Company                                        95,796
   1,000    The Procter & Gamble Company                                90,260
                                                                   -----------
                                                                       646,905
                                                                   -----------

            DIVERSIFIED MANUFACTURING - 0.9%
   2,400    Lancaster Colony Corporation                                92,400
                                                                   -----------

            ENTERTAINMENT - 1.1%
   2,700    Metro-Goldwyn-Mayer Inc. *<F7>                             108,405
                                                                   -----------

            GAMBLING - 4.0%
   2,300    Argosy Gaming Company *<F7>                                 82,800
   1,700    GTECH Holdings Corporation *<F7>                           101,847
   3,200    Mandalay Resort Group *<F7>                                114,752
   5,300    Station Casinos, Inc. *<F7>                                 98,050
                                                                   -----------
                                                                       397,449
                                                                   -----------

            GOLD & PRECIOUS METALS - 1.0%
   3,500    Newmont Mining Corporation                                  99,785
                                                                   -----------

            HEALTH CARE - 4.3%
   5,000    Caremark Rx, Inc. *<F7>                                    107,500
   3,100    Mid Atlantic Medical Services, Inc. *<F7>                  112,933
   2,200    Oxford Health Plans, Inc. *<F7>                            101,552
   1,400    WellPoint Health Networks Inc. *<F7>                       105,112
                                                                   -----------
                                                                       427,097
                                                                   -----------

            INSURANCE - 0.9%
   2,700    Brown & Brown                                               89,640
                                                                   -----------

            REAL ESTATE INVESTMENT TRUSTS - 0.9%
   2,900    Pan Pacific Retail Properties, Inc.                         91,901
                                                                   -----------

            RENTAL EQUIPMENT - 1.2%
   2,000    Rent-A-Center, Inc. *<F7>                                  120,600
                                                                   -----------

            RESTAURANTS - 7.4%
   2,500    Applebee's International, Inc.                              97,600
   3,000    Bob Evans Farms, Inc.                                       91,200
   2,300    The Cheesecake Factory Incorporated *<F7>                   95,749
   2,300    Darden Restaurants, Inc.                                    91,770
   2,600    Outback Steakhouse, Inc. *<F7>                              91,182
   3,800    Starbucks Corporation *<F7>                                 86,716
   1,500    Tricon Global Restaurants, Inc. *<F7>                       94,590
   2,500    Wendy's International, Inc.                                 93,500
                                                                   -----------
                                                                       742,307
                                                                   -----------

            RETAIL - 6.2%
   4,700    Office Depot, Inc. *<F7>                                    89,958
   8,400    PETsMART, Inc. *<F7>                                       126,168
   4,800    Pier 1 Imports, Inc.                                       114,960
   3,600    Regis Corporation                                          108,216
   1,700    Williams-Sonoma, Inc. *<F7>                                 97,937
   2,200    Zale Corporation *<F7>                                      87,384
                                                                   -----------
                                                                       624,623
                                                                   -----------

            STEEL - 0.9%
   7,400    AK Steel Holding Corporation *<F7>                          90,724
                                                                   -----------

            TOOLS - 0.9%
   1,900    The Stanley Works                                           88,312
                                                                   -----------

            VITAMINS & NUTRITIONAL PRODUCTS - 0.9%
   5,500    NBTY, Inc. *<F7>                                            94,490
                                                                   -----------
            TOTAL COMMON STOCKS
              (Cost $4,529,011)                                      4,686,216
                                                                   -----------

            EXCHANGE TRADED FUNDS - 46.5%
   8,800    iShares Russell 2000 Growth Index Fund                     486,640
  10,800    iShares Russell 2000 Value Index Fund                    1,571,400
   5,400    iShares S&P SmallCap 600/BARRA Value Index Fund            529,416
   4,000    iShares S&P SmallCap 600 Index Fund                        505,560
  10,900    streetTRACKS Dow Jones U.S. Small Cap Value Index Fund   1,559,790
                                                                   -----------
            TOTAL EXCHANGE TRADED FUNDS
              (Cost $4,453,659)                                      4,652,806
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
            SHORT-TERM INVESTMENTS - 5.0%

            VARIABLE RATE DEMAND NOTES#<F8> - 5.0%
$341,631    Firstar Bank, 1.60%                                        341,631
  91,168    Wisconsin Corporate Central Credit Union, 1.52%             91,168
  69,338    Wisconsin Electric Power Company, 1.43%                     68,338
                                                                   -----------
            TOTAL VARIABLE RATE DEMAND NOTES                           501,137
                                                                   -----------
            TOTAL SHORT-TERM INVESTMENTS
              (Cost $501,137)                                          501,137
                                                                   -----------
            TOTAL INVESTMENTS - 98.3%
              (Cost $9,483,807)                                      9,840,159

            OTHER ASSETS, LESS LIABILITIES - 1.7%                      166,150
                                                                   -----------
            TOTAL NET ASSETS - 100.0%                              $10,006,309
                                                                   -----------
                                                                   -----------

(1)<F6>   Foreign Security.
  *<F7>   Non-income producing security.
  #<F8> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2002.

                     See notes to the financial statements.

T.O. RICHARDSON TRUST

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

                                               T.O. RICHARDSON  T.O. RICHARDSON
                                               SECTOR ROTATION   FOCUSED TREND
                                                     FUND            FUND
                                               ---------------  ---------------
ASSETS:
  Investments, at value (cost $15,391,642 and
    $9,483,807, respectively)                    $15,918,335      $ 9,840,159
  Cash                                                   294               --
  Receivable for investments sold                    506,185          188,948
  Dividends and interest receivable                   14,060            2,614
  Other assets                                        26,727           16,538
                                                 -----------      -----------
  Total Assets                                    16,465,601       10,048,259
                                                 -----------      -----------

LIABILITIES:
  Payable to Advisor                                  20,273           10,293
  Accrued expenses and other liabilities              35,792           31,657
                                                 -----------      -----------
  Total Liabilities                                   56,065           41,950
                                                 -----------      -----------

  TOTAL NET ASSETS                               $16,409,536      $10,006,309
                                                 -----------      -----------
                                                 -----------      -----------

NET ASSETS CONSIST OF:
  Capital stock                                  $34,127,724      $18,789,919
  Accumulated undistributed net realized loss
    on investments sold                          (18,244,881)      (9,139,962)
  Net unrealized appreciation on investments         526,693          356,352
                                                 -----------      -----------

  TOTAL NET ASSETS                               $16,409,536      $10,006,309
                                                 -----------      -----------
                                                 -----------      -----------

SHARES OUTSTANDING                                 2,271,202        1,578,523
  (No par value, unlimited shares authorized)

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                     $      7.23      $      6.34
                                                 -----------      -----------
                                                 -----------      -----------

                     See notes to the financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

                                               T.O. RICHARDSON  T.O. RICHARDSON
                                               SECTOR ROTATION   FOCUSED TREND
                                                     FUND            FUND
                                               ---------------  ---------------
INVESTMENT INCOME:
  Interest income                                $    84,682      $    58,715
  Dividend income (net of foreign withholding
    taxes of $378, and $0, respectively)              23,873           12,571
                                                 -----------      -----------
  Total investment income                            108,555           71,286
                                                 -----------      -----------

EXPENSES:
  Investment advisory fee                            141,355           73,173
  Distribution expense                                    --           14,634
  Federal and state registration                       7,685            7,473
  Administration fee                                  19,010           15,876
  Shareholder servicing and accounting costs          29,609           23,844
  Professional fees                                   13,040           12,769
  Reports to shareholders                              3,782              805
  Custody fees                                        11,028            7,197
  Trustees' fees and expenses                          2,585            2,485
  Insurance Expense                                    6,168            3,676
                                                 -----------      -----------

  Total operating expenses before expense
    reductions, expense reimbursements and
    Advisor expense waiver recovery (Note 5)         234,262          161,932
  Expense reductions (Note 6)                        (82,363)         (64,052)
  Expense reimbursement from Advisor                  (8,124)          (7,274)
                                                 -----------      -----------
  Net expenses                                       143,775           90,606
                                                 -----------      -----------
NET INVESTMENT LOSS                                  (35,220)         (19,320)
                                                 -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on:
     Investments                                  (1,216,591)      (1,539,853)
     Option contracts expired or closed             (300,017)        (300,017)
                                                 -----------      -----------
     Net realized loss                            (1,516,608)      (1,839,870)
  Change in unrealized
    appreciation (depreciation) on investments       625,430          356,352
                                                 -----------      -----------
  Net realized and unrealized loss on investments   (891,178)      (1,483,518)
                                                 -----------      -----------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                      $  (926,398)     $(1,502,838)
                                                 -----------      -----------
                                                 -----------      -----------

                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 T.O. RICHARDSON                         T.O. RICHARDSON
                                                               SECTOR ROTATION FUND                     FOCUSED TREND FUND
                                                       -----------------------------------     -----------------------------------
                                                         SIX MONTHS                              SIX MONTHS
                                                            ENDED            YEAR ENDED             ENDED            YEAR ENDED
                                                       APRIL 30, 2002     OCTOBER 31, 2001     APRIL 30, 2002     OCTOBER 31, 2001
                                                       --------------     ----------------     --------------     ----------------
                                                         (UNAUDITED)                             (UNAUDITED)
OPERATIONS:
  Net investment income (loss)                           $   (35,220)        $   351,494         $   (19,320)        $   258,855
  Net realized loss on:
     Investments                                          (1,216,591)        (15,423,223)         (1,539,853)         (6,942,571)
     Option contracts expired
       or closed                                            (300,017)         (1,305,050)           (300,017)           (357,522)
  Change in unrealized
    appreciation (depreciation)
    on investments                                           625,430          (3,649,870)            356,352            (211,205)
                                                         -----------         -----------         -----------         -----------
  Net decrease in net assets
    resulting from operations                               (926,398)        (20,026,649)         (1,502,838)         (7,252,443)
                                                         -----------         -----------         -----------         -----------

DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income                                     (351,025)           (301,649)           (221,536)           (108,110)
  Net realized gains                                              --         (10,572,611)                 --                  --
                                                         -----------         -----------         -----------         -----------
  Total distributions                                       (351,025)        (10,874,260)           (221,536)           (108,110)
                                                         -----------         -----------         -----------         -----------

CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares sold                                1,258,242           4,585,739             542,773           8,244,436
  Issued as reinvestment
    of dividends                                             346,793          10,773,009             219,428             108,110
  Cost of shares redeemed                                 (5,515,053)        (25,681,180)         (3,113,887)         (9,764,166)
                                                         -----------         -----------         -----------         -----------
  Net decrease in net assets
    resulting from capital share
    transactions                                          (3,910,018)        (10,322,432)         (2,351,686)         (1,411,620)
                                                         -----------         -----------         -----------         -----------

TOTAL DECREASE IN
  NET ASSETS                                              (5,187,441)        (41,223,341)         (4,076,060)         (8,772,173)

NET ASSETS:
  Beginning of period                                     21,596,977          62,820,318          14,082,369          22,854,542
                                                         -----------         -----------         -----------         -----------
  End of period (including
    undistributed net investment
    income of $0, $351,024, $0,
    and $221,533, respectively)                          $16,409,536         $21,596,977         $10,006,309         $14,082,369
                                                         -----------         -----------         -----------         -----------
                                                         -----------         -----------         -----------         -----------

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period.

                                                                                   T.O. RICHARDSON
                                                                                 SECTOR ROTATION FUND
                                                   -------------------------------------------------------------------------------
                                                     SIX MONTHS                                                FOR THE PERIOD
                                                       ENDED           YEAR ENDED         YEAR ENDED      DECEMBER 31, 1998(1)<F9>
                                                   APRIL 30, 2002   OCTOBER 31, 2001   OCTOBER 31, 2000      TO OCTOBER 31, 1999
                                                   --------------   ----------------   ----------------   ------------------------
                                                    (UNAUDITED)
PER SHARE DATA:

 Net asset value,
  beginning of period                                  $ 7.71            $16.06             $12.13                 $10.00
                                                       ------            ------             ------                 ------

Income from
  investment operations:
  Net investment income (loss)                          (0.01)(2)<F10>     0.13               0.08                   0.02
  Net realized and unrealized
    gain (loss) on investments                          (0.34)            (5.41)              4.82                   2.11
                                                       ------            ------             ------                 ------
Total from investment operations                        (0.35)            (5.28)              4.90                   2.13
                                                       ------            ------             ------                 ------

Less distributions:
  Dividends from
    net investment income                               (0.13)            (0.09)             (0.02)                    --
  Distributions from
    net realized gains                                     --             (2.98)             (0.95)                    --
                                                       ------            ------             ------                 ------

Total distributions                                     (0.13)            (3.07)             (0.97)                    --
                                                       ------            ------             ------                 ------
Net asset value, end of period                         $ 7.23            $ 7.71             $16.06                 $12.13
                                                       ------            ------             ------                 ------
                                                       ------            ------             ------                 ------


Total return                                            (4.63)%(3)<F11>  (38.33)%            41.72%                 21.30%(3)<F11>

Supplemental data and ratios:
  Net assets,
    end of period (000's)                             $16,410           $21,597            $62,820                $33,780
  Ratio of net operating
    expenses to average
    net assets                                           1.53%(6)(7)       1.55%(6)(7)        1.86%(5)(7)            1.95%(4)(6)
                                                            <F14><F15>        <F14><F15>         <F13><F15>             <F12><F14>
  Ratio of net investment income
    to average net assets                               (0.37)%(6)         1.04%(6)           0.56%(5)               0.36%(4)(6)
                                                              <F14>            <F14>              <F13>                 <F12><F14>
  Portfolio turnover rate                              608.52%           742.97%            863.94%                946.15%

(1)<F9>   Commencement of operations.
(2)<F10> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F11>  Not annualized.
(4)<F12>  Annualized.
(5)<F13> Ratio includes Advisor expense waiver recovery. The Advisor expense waiver recovery ratio for the period ended October 31, 2000 was 0.05%.
(6)<F14> Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the periods ended April 30, 2002, October 31, 2001 and October 31, 1999 would have been 1.62%, 1.55% and 2.51%, respectively. The ratio of net investment income
          (loss) to average net assets, excluding reimbursements and waivers for the periods ended April 30, 2002, October 31, 2001 and October 31, 1999 would have been (0.46%), 1.04% and (0.20)%, respectively.
(7)<F15> The net operating expense ratio includes expense reductions from directed brokerage credits. The ratio excluding expense reductions for the periods ended April 30, 2002, October 31, 2001 and October 31, 2000 was 2.40%, 2.08% and 1.95%, respectively.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period.

                                                                                      T.O. RICHARDSON
                                                                                     FOCUSED TREND FUND
                                                               --------------------------------------------------------------
                                                                 SIX MONTHS                               FOR THE PERIOD
                                                                   ENDED             YEAR ENDED       OCTOBER 3, 2000(1)<F16>
                                                               APRIL 30, 2002     OCTOBER 31, 2001      TO OCTOBER 31, 2000
                                                               --------------     ----------------    -----------------------
                                                                (UNAUDITED)
PER SHARE DATA:

Net asset value, beginning of period                               $ 7.24              $10.13                 $10.00
                                                                   ------              ------                 ------

Income from investment operations:
   Net investment income                                            (0.01)(2)<F17>       0.12                   0.03
   Net realized and unrealized
     gain (loss) on investments                                     (0.77)              (2.97)                  0.10
                                                                   ------              ------                 ------
Total from investment operations                                    (0.78)              (2.85)                  0.13
                                                                   ------              ------                 ------

Less distributions:
   Dividends from net investment income                             (0.12)              (0.04)                    --
                                                                   ------              ------                 ------

Total distributions                                                 (0.12)              (0.04)                    --
                                                                   ------              ------                 ------
Net asset value, end of period                                     $ 6.34              $ 7.24                 $10.13
                                                                   ------              ------                 ------
                                                                   ------              ------                 ------

Total return                                                       (10.91)%(3)<F18>    (28.22)%                 1.30%(3)<F18>

Supplemental data and ratios:
   Net assets, end of period (000's)                              $10,006             $14,082                $22,855
   Ratio of net operating expenses
     to average net assets                                           1.55%(4)(5)(6)      1.42%(5)(6)            1.95%(4)(6)
                                                                       <F19><F20><F21>      <F20><F21>             <F19><F21>
   Ratio of net investment income
     to average net assets                                          (0.33)%(4)(5)        1.31%(6)               5.06%(4)(6)
                                                                         <F19><F20>          <F21>                 <F19><F21>
   Portfolio turnover rate                                         407.64%             676.30%                  0.00%

(1)<F16>  Commencement of operations.
(2)<F17> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F18>  Not annualized.
(4)<F19>  Annualized.
(5)<F20> The net operating expense ratio includes expense reductions from directed brokerage credits. The ratio excluding expense reductions for the periods ended April 30, 2002 and October 31, 2001 was 2.64% and 2.11%, respectively.
(6)<F21> Operating expense is net of reimbursements and waivers. The ratio excluding reimbursements and waivers for the periods ended April 30, 2002, October 31, 2001 and October 31, 2000, would have been 1.67%, 1.74% and 2.84%, respectively. The ratio of net investment income to average net assets, excluding waivers and reimbursements for the periods ended April 30, 2002, October 31, 2001 and October 31, 2000, would have been (0.45%), 0.99% and 4.17%, respectively.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED)

1.   ORGANIZATION

     The T.O. Richardson Sector Rotation Fund (the "Sector Fund") and the T.O. Richardson Focused Trend Fund (the "Focused Fund"), collectively known as (the "Funds"), are each a series of the T.O. Richardson Trust (the "Trust"), a voluntary business association organized on June 2, 1998 in the Commonwealth of Massachusetts, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end diversified management investment companies. The principal investment objective of the Funds is to seek capital appreciation with some protection against down markets. The Sector Fund and the Focused Fund commenced operations on December 31, 1998 and October 3, 2000, respectively.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

     (a)  Investment Valuation

          Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which they are usually traded. Under other circumstances, securities are valued at the average of the most recent bid and asked prices. Fixed income securities are valued by pricing services that use electronic data processing techniques to determine values. Under other circumstances, actual sale or bid prices are used.
     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Trustees. The Board of Trustees may approve the use of pricing services to assist the Fund in determining the Net Asset Value.

     (b)  Federal Income and Excise Taxes

          The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all Federal income and excise taxes.

     (c)  Distributions to Shareholders

          Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Sector Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

     (d)  Security Transactions and Investment Income

          Investment transactions are recorded on the trade date for financial statement purposes. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discount for debt securities are amortized over the life of the security. Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified to capital stock.

     (e)  Purchased Option Accounting

          Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

     (f)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Funds were as follows:

T.O. RICHARDSON SECTOR ROTATION FUND

                                           SIX MONTHS ENDED
                                            APRIL 30, 2002
                                    ------------------------------
                                         $                SHARES
                                    ----------          ----------
     Shares sold                    $ 1,258,242           166,836
     Shares issued to
       holders in
       reinvestment
       of dividends                     346,793            46,055
     Shares redeemed                 (5,515,053)         (743,026)
                                    -----------         ---------
     Net decrease                   $(3,910,018)         (530,135)
                                    -----------
                                    -----------
     Shares Outstanding:
       Beginning of period                              2,801,337
                                                        ---------
       End of period                                    2,271,202
                                                        ---------
                                                        ---------

                                              YEAR ENDED
                                           OCTOBER 31, 2001
                                    ------------------------------
                                         $                SHARES
                                    ----------          ----------
     Shares sold                   $  4,585,739           506,248
     Shares issued to
       holders in
       reinvestment
       of dividends                  10,773,009         1,000,279
     Shares redeemed                (25,681,180)       (2,616,025)
                                   ------------        ----------
     Net decrease                  $(10,322,432)       (1,109,498)
                                   ------------
                                   ------------
     Shares Outstanding:
       Beginning of period                              3,910,835
                                                       ----------
       End of period                                    2,801,337
                                                       ----------
                                                       ----------

T.O. RICHARDSON FOCUSED TREND FUND

                                           SIX MONTHS ENDED
                                            APRIL 30, 2002
                                    ------------------------------
                                         $                SHARES
                                    ----------          ----------
     Shares sold                    $   542,773            81,033
     Shares issued to
       holders in
       reinvestment
       of dividends                     219,428            32,316
     Shares redeemed                 (3,113,887)         (478,927)
                                    -----------         ---------
     Net decrease                   $(2,351,686)         (365,578)
                                    -----------
                                    -----------
     Shares Outstanding:
       Beginning of period                              1,944,101
                                                        ---------
       End of period                                    1,578,523
                                                        ---------
                                                        ---------

                                              YEAR ENDED
                                           OCTOBER 31, 2001
                                    ------------------------------
                                         $                SHARES
                                    ----------          ----------
     Shares sold                    $ 8,244,436           912,021
     Shares issued to
       holders in
       reinvestment
       of dividends                     108,110            12,120
     Shares redeemed                 (9,764,166)       (1,236,945)
                                    -----------        ----------
     Net decrease                   $(1,411,620)         (312,804)
                                    -----------
                                    -----------
     Shares Outstanding:
       Beginning of period                              2,256,905
                                                       ----------
       End of period                                    1,944,101
                                                       ----------
                                                       ----------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments by the Funds for the periods ending April 30, 2002, were as follows:

                           T.O. RICHARDSON     T.O. RICHARDSON
                           SECTOR ROTATION      FOCUSED TREND
                                 FUND                FUND
                           ---------------     ---------------
     Purchases               $53,196,029         $29,499,338
     Sales                   $47,613,846         $18,978,304

     There were no purchases or sales of long-term U.S. government securities by the Funds.

     At April 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

T.O. RICHARDSON SECTOR ROTATION FUND

     Appreciation                                   $559,788
     Depreciation                                    (33,095)
                                                    --------
     Net appreciation on investments                $526,693
                                                    --------
                                                    --------

T.O. RICHARDSON FOCUSED TREND FUND

     Appreciation                                   $427,550
     Depreciation                                    (71,198)
                                                    --------
     Net appreciation on investments                $356,352
                                                    --------
                                                    --------

     At April 30, 2002, the cost of investments for federal income tax purposes for the Sector Fund and the Focused Fund were $15,391,642 and $9,483,807, respectively.

     At October 31, 2001, the Sector Fund and the Focused Fund had accumulated net realized capital loss carryovers of $16,728,273 and $7,300,093, respectively, expiring in 2009.

5.   INVESTMENT ADVISORY AGREEMENT

     The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom certain Officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 1.50% and 1.25% of the Sector Fund's and Focused Fund's average daily net assets, respectively.

     For the period November 1, 2001 through January 13, 2002, the Advisor agreed to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, taxes and extraordinary expenses) to the extent necessary to ensure that the Funds' total operating expenses did not
exceed 1.95% of their average daily net assets.   For the period January 14,
2002 through April 30, 2002, the Advisor agreed to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, taxes and extraordinary expenses) to the extent necessary to ensure that the Funds' total operating expenses, net of directed brokerage credits, did not exceed 1.95% of their average daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Funds to exceed such cap on expenses. For the six months ending April 30, 2002, the Advisor waived investment advisory fees totaling $8,124 and $7,274 for the Sector Fund and Focused Fund, respectively.

     Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

      YEAR OF              SECTOR ROTATION          FOCUSED TREND
     EXPIRATION                  FUND                    FUND
     ----------            ---------------          -------------
     10/31/2002                $29,560                    --
     10/31/2004                $45,846                 $75,397
     10/31/2005                $ 8,124                 $ 7,274

6.   EXPENSE REDUCTIONS

     The Advisor had directed certain of the Funds' portfolio trades to brokers at best price and execution and has generated directed brokerage credits to reduce certain service provider fees. Shareholders benefit under this arrangement as the net expenses of the Funds do not include such service provider fees. For the period ended April 30, 2002, the total operating expenses of the Sector Rotation Fund and the Focused Trend Fund were reduced $82,363 and $64,052, respectively, by utilizing directed brokerage credits. Directed brokerage credits resulted in an expense ratio being charged to shareholders of 1.53% and 1.55% for the Sector Rotation Fund and the Focused Trend Fund shareholders, respectively. In accordance with Securities and Exchange Commission requirements, such amounts are required to be shown as an expense and has been included in each of the service provider fees in the Statements of Operations.

T.O. Richardson Company, Inc.
Two Bridgewater Road
Farmington, Connecticut 06032-2256
800.235.1022

For more information about the
T.O. Richardson Trust Mutual Funds
call 800.643.7477
www.torich.com

Shares distributed through
T.O. Richardson Securities, Inc.,
affiliate of the advisor,
T.O. Richardson Company, Inc.